Fair Value Measurements - Additional Information (Detail) - USD ($)		1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	Aug. 17, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value Level transfer amount				$ 0			$ 0
Fair value Adjustment of warrants	$ 43,100,000	$ 0	$ (0)	$ (8,428,000)	$ 574,660	$ 574,660	$ (34,383,990)	$ 22,411,660
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value Adjustment of warrants								$ 22,400,000